PROPERTY, PLANT AND EQUIPMENT (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment
Balance, beginning of year	R$ 41,120,945
Balance, end of year	39,156,890	R$ 41,120,945
Property, plant and equipment pledged as collateral	20,903,151	24,985,741
Capitalized interest	R$ 10,636	R$ 4,213
Average monthly rate of interest capitalization	9.06%	9.50%
Facepa
Property, Plant and Equipment
Balance, end of year	R$ 65,487
Gross
Property, Plant and Equipment
Balance, beginning of year	63,512,967	R$ 25,402,513
Additions	1,503,255	2,001,674
Write-offs	(376,920)	(337,759)
Business combination		27,206,328
Transfer and other	(396,389)	(212,630)
Balance, end of year	64,242,913	63,512,967
Gross | Fibria
Property, Plant and Equipment
Fair value adjustment from business combination		9,445,315
Gross | Facepa
Property, Plant and Equipment
Fair value adjustment from business combination		2,078
Gross | Ibema Companhia Brasileira de Papel
Property, Plant and Equipment
Fair value adjustment from business combination		5,448
Accumulated Depreciation and Amortization
Property, Plant and Equipment
Balance, beginning of year	(22,392,022)	(8,382,254)
Additions	(2,792,457)	(2,470,251)
Write-offs	98,456	156,562
Transfer and other		548,038
Balance, end of year	(25,086,023)	(22,392,022)
Accumulated Depreciation and Amortization | Fibria
Property, Plant and Equipment
Business combination		(11,606,879)
Fair value adjustment from business combination		(624,327)
Accumulated Depreciation and Amortization | Facepa
Property, Plant and Equipment
Fair value adjustment from business combination		(12,318)
Accumulated Depreciation and Amortization | Ibema Companhia Brasileira de Papel
Property, Plant and Equipment
Fair value adjustment from business combination		(593)
Lands
Property, Plant and Equipment
Balance, beginning of year	10,321,574
Balance, end of year	9,912,305	10,321,574
Lands | Gross
Property, Plant and Equipment
Balance, beginning of year	10,321,574	5,104,717
Additions	2,274	337,932
Write-offs	(213,399)	(92,705)
Business combination		2,151,338
Transfer and other	(198,144)	182,621
Balance, end of year	R$ 9,912,305	10,321,574
Lands | Gross | Fibria
Property, Plant and Equipment
Fair value adjustment from business combination		2,637,671
Buildings
Property, Plant and Equipment
Average rate %	3.52%
Property, Plant and Equipment
Balance, beginning of year	R$ 5,787,873
Balance, end of year	5,957,348	5,787,873
Buildings | Gross
Property, Plant and Equipment
Balance, beginning of year	8,767,789	3,058,520
Additions	2,825	1,943
Write-offs	(26,564)	(36,276)
Business combination		3,918,552
Transfer and other	459,084	323,029
Balance, end of year	9,203,134	8,767,789
Buildings | Gross | Fibria
Property, Plant and Equipment
Fair value adjustment from business combination		1,502,021
Buildings | Accumulated Depreciation and Amortization
Property, Plant and Equipment
Balance, beginning of year	(2,979,916)	(906,616)
Additions	(291,862)	(255,888)
Write-offs	25,992	26,886
Transfer and other		29,906
Balance, end of year	R$ (3,245,786)	(2,979,916)
Buildings | Accumulated Depreciation and Amortization | Fibria
Property, Plant and Equipment
Business combination		(1,804,967)
Fair value adjustment from business combination		(63,495)
Buildings | Accumulated Depreciation and Amortization | Facepa
Property, Plant and Equipment
Fair value adjustment from business combination		(5,742)
Machinery and equipment and facilities
Property, Plant and Equipment
Average rate %	5.77%
Property, Plant and Equipment
Balance, beginning of year	R$ 23,670,191
Balance, end of year	22,007,923	23,670,191
Machinery and equipment and facilities | Gross
Property, Plant and Equipment
Balance, beginning of year	42,520,577	16,441,031
Additions	194,086	136,855
Write-offs	(92,915)	(172,458)
Business combination		20,255,811
Transfer and other	562,747	740,879
Balance, end of year	43,184,495	42,520,577
Machinery and equipment and facilities | Gross | Fibria
Property, Plant and Equipment
Fair value adjustment from business combination		5,109,939
Machinery and equipment and facilities | Gross | Facepa
Property, Plant and Equipment
Fair value adjustment from business combination		3,072
Machinery and equipment and facilities | Gross | Ibema Companhia Brasileira de Papel
Property, Plant and Equipment
Fair value adjustment from business combination		5,448
Machinery and equipment and facilities | Accumulated Depreciation and Amortization
Property, Plant and Equipment
Balance, beginning of year	(18,850,386)	(7,248,143)
Additions	(2,390,583)	(2,123,193)
Write-offs	64,397	115,732
Transfer and other		508,585
Balance, end of year	(21,176,572)	(18,850,386)
Machinery and equipment and facilities | Accumulated Depreciation and Amortization | Fibria
Property, Plant and Equipment
Business combination		(9,552,825)
Fair value adjustment from business combination		(543,468)
Machinery and equipment and facilities | Accumulated Depreciation and Amortization | Facepa
Property, Plant and Equipment
Fair value adjustment from business combination		(6,481)
Machinery and equipment and facilities | Accumulated Depreciation and Amortization | Ibema Companhia Brasileira de Papel
Property, Plant and Equipment
Fair value adjustment from business combination		(593)
Work in progress
Property, Plant and Equipment
Balance, beginning of year	969,701
Balance, end of year	883,384	969,701
Work in progress | Gross
Property, Plant and Equipment
Balance, beginning of year	969,701	466,156
Additions	1,289,738	1,477,420
Write-offs	(18,853)	(1,462)
Business combination		425,868
Transfer and other	(1,357,202)	(1,397,398)
Balance, end of year	R$ 883,384	969,701
Work in progress | Gross | Facepa
Property, Plant and Equipment
Fair value adjustment from business combination		(883)
Other
Property, Plant and Equipment
Average rate %	15.76%
Property, Plant and Equipment
Balance, beginning of year	R$ 371,606
Balance, end of year	395,930	371,606
Other | Gross
Property, Plant and Equipment
Balance, beginning of year	933,326	332,089
Additions	14,332	47,524
Write-offs	(25,189)	(34,858)
Business combination		454,759
Transfer and other	137,126	(61,761)
Balance, end of year	1,059,595	933,326
Other | Gross | Fibria
Property, Plant and Equipment
Fair value adjustment from business combination		195,684
Other | Gross | Facepa
Property, Plant and Equipment
Fair value adjustment from business combination		(111)
Other | Accumulated Depreciation and Amortization
Property, Plant and Equipment
Balance, beginning of year	(561,720)	(227,495)
Additions	(110,012)	(91,170)
Write-offs	8,067	13,944
Transfer and other		9,547
Balance, end of year	R$ (663,665)	(561,720)
Other | Accumulated Depreciation and Amortization | Fibria
Property, Plant and Equipment
Business combination		(249,087)
Fair value adjustment from business combination		(17,364)
Other | Accumulated Depreciation and Amortization | Facepa
Property, Plant and Equipment
Fair value adjustment from business combination		R$ (95)